Form 5500 Schedule H, Line 4i — Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Form 5500 Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
EIN: 75-2354902
PLAN # 001
BRINKER INTERNATIONAL
401(K) SAVINGS PLAN
Form 5500 Schedule H, Line 4i — Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b)	(c)	(d)	(e)
Identity of issue, borrower, lessor or similar party		Description of investment including maturity date, rate of interest, collateral, par or maturity value	Cost	Current Value
Money market:
*	Fidelity Investments Money Market Government Portfolio-Class I	16,181,617 shares	**	$16,181,617
Mutual funds:
*	Fidelity Contrafund K6	2,006,282 shares	**	70,199,821
*	Fidelity 500 Index Fund	231,469 shares	**	55,024,785
	American Funds 2040 Target Date Retirement Fund Class R-6	2,078,328 shares	**	48,092,521
	American Funds 2035 Target Date Retirement Fund Class R-6	2,102,960 shares	**	44,162,151
	American Funds 2045 Target Date Retirement Fund Class R-6	1,745,373 shares	**	42,011,127
	American Funds 2050 Target Date Retirement Fund Class R-6	1,597,732 shares	**	37,930,150
	American Funds 2055 Target Date Retirement Fund Class R-6	939,847 shares	**	28,326,979
	American Funds 2030 Target Date Retirement Fund Class R-6	1,256,677 shares	**	23,587,827
	American Funds 2060 Target Date Retirement Fund Class R-6	1,025,506 shares	**	21,043,391
	PIMCO Total Return Fund Institutional Class	2,012,393 shares	**	17,829,804
	Neuberger Genesis Fund Class R6	324,158 shares	**	17,420,259
	American Funds EuroPacific Growth Fund Class R-6	256,732 shares	**	15,552,819
	American Beacon Large Cap Value Fund R5 Class	554,926 shares	**	14,949,697
*	Fidelity Small Cap Growth K6 Fund	694,382 shares	**	13,415,457
	American Funds 2025 Target Date Retirement Fund Class R-6	685,876 shares	**	11,083,751
*	Fidelity Total International Index Fund	602,245 shares	**	10,430,889
*	Fidelity Extended Market Index Fund	65,877 shares	**	6,631,870
	American Funds 2015 Target Date Retirement Fund Class R-6	282,172 shares	**	3,634,380
	Vanguard Inflation-Protected Securities Fund Admiral Shares	110,860 shares	**	2,546,443
	American Funds 2020 Target Date Retirement Fund Class R-6	175,862 shares	**	2,502,520
				486,376,641
*	Brinker Common Stock Fund	306,137 shares	**	43,929,678
*	Participant Loans	Interest rates from 4.25% to 9.50% and maturity dates from 2026 through 2040	$—	16,505,827
Total				$562,993,763

*    Party-in-interest
**    Cost omitted for participant directed investments